Share-based compensation - Summary of Restricted Share Units Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Restricted share units [Member]	Dec. 31, 2011 Restricted share units [Member]	Dec. 31, 2010 CEO and Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average grant-date fair value	$ 1.0324	$ 1.0630
Outstanding, Weighted average grant-date fair value Beginning Balance	$ 1.0630		$ 0.1875
Forfeited, Weighted average grant-date fair value	$ 1.0876	$ 1.0630
Outstanding, Weighted average grant-date fair value Ending Balance	$ 1.0415	$ 1.0630	$ 0.1875
Expected to vest, Weighted average grant-date fair value	$ 1.0369
Outstanding, Number of restricted shares Beginning Balance	8,996,300
Granted, Number of restricted shares	18,295,221	9,097,000
Forfeited, Number of restricted shares	(595,900)	(100,700)
Outstanding, Number of restricted shares, Ending Balance	26,695,621	8,996,300
Expected to vest, Number of restricted shares	26,413,447	8,699,422